Registration Nos. 333-_____
                                                                       811-_____

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 8, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                /X/
Pre-Effective Amendment No.                                          /./
                            ------
Post-Effective Amendment No. ___                                    /./
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                     /X/
Amendment No.                                                     /./
               -----
(Check appropriate box or boxes)

                                   X.COM FUNDS

               (Exact name of Registrant as specified in charter)

                              394 University Avenue
                               Palo Alto, CA 94301
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 842-2500

                                Harris A. Fricker
                                   X.Com, Inc.
                              394 University Avenue
                               Palo Alto, CA 94301
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                  David J. Harris, Esq.                   Harris A. Fricker
                  Dechert Price & Rhoads                      X.Com, Inc.
                   1775 Eye Street, NW                  394 University Avenue
                   Washington, DC 20006                   Palo Alto, CA 94303

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

______________ Immediately upon filing pursuant to paragraph (b)

______________ on (date) pursuant to paragraph (b)

______________ 60 days after filing pursuant to paragraph (a)(1)


______________ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            This post-effective amendment designates a new effective date for a ___________ previously filed post-effective amendment.

                                   X.COM FUNDS
                                   ------------

                      -----------------------------------
                             X.COM S&P 500 INDX FUND


                              X.COM BOND INDX FUND


                             X.COM MONEY MARKET FUND
                      -----------------------------------

PROSPECTUS
----------

September 1, 1999



     This Prospectus tells you about three investment portfolios offered by X.com Funds: the X.com S&P 500 IndX Fund (the "S&P 500 IndX Fund"), the X.com Bond IndX Fund (the "LB Bond IndX Fund"; collectively with the S&P 500 IndX Fund, the "IndX Funds"), and the X.com Money Market Fund (the "Money Market Fund"; collectively with the IndX Funds, the "Funds"). Each Fund is a separate series of the X.com Funds, and each has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.







--------------------------------------------------------------------------------
You should be aware that the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

Who Can Invest in the Fund?

The Funds are for on-line investors that are customers of X.com Bank. In order to purchase shares of the Fund, you must open an account with X.com Bank. Simply follow the instructions on our website, www.X.com. You will need to complete an account application and send or wire (from your X.com Bank account) your initial investment to the Funds as described under "How to Buy and Sell Shares" later in this Prospectus.

You are also required to consent to receive all information about the Fund electronically, both to open an account and during the time you own shares of the Fund. If you revoke your consent or fail to maintain an e-mail account, your shares in the Funds will be redeemed and your X.com Funds account will be closed. The IndX Funds are designed for long-term investors and the value of the IndX Funds' shares will fluctuate over time. The Funds are true no-load funds, which means you pay no sales charges or 12b-1 fees.

What is X.com?

X.com, Inc. ("X.com") is the direct parent company of X.com Asset Management, Inc., the Funds' investment adviser. X.com also is the parent of X.com Bank, a [type of financial institution] that provides on-line banking services. X.com is dedicated to providing easy, low-cost financial services to on-line investors through its continuous emphasis on technology. Through the world wide web, X.com offers access to your X.com Funds account virtually anywhere, at any time.

What is a Master/Feeder Fund Structure?

A Master/Feeded structure is a two-tier fund structure made up of a master portfolio that invests in securities, and a feeder fund that invests in the master portfolio. The X.com Funds described in this Prospectus are feeder funds that invest all of their assets in a corresponding master fund. Barclays Global Fund Advisor ("BGFA") serves as the investment adviser to each of the master funds. As of March 31, 1999, BGFA and its affiliates provided investment advisory services for over $651 billion of assets.

By employing the master/feeder structure for the Funds, X.com is able to offer investors not only leading-edge online products and services, but also the economies of scale and, experience of an established mutual fund adviser like BGFA.

What are Index Funds?

Index funds are often described as "passively managed" in that they seek to match the performance of a specific benchmark index by holding either all the securities that make up this index or a highly representative sample. In the case of the S&P 500 IndX Fund that benchmark is the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). For the LB Bond IndX Fund the benchmark is the Lehman Brothers Government/Corporate Bond Index (the "LB Bond Index").

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page
                                                                           ----

ABOUT EACH OF THE FUNDS.......................................................4
     The S&P 500 IndX Fund....................................................4
     The LB Bond IndX Fund....................................................6
     The Money Market Fund....................................................8
FEES AND EXPENSES............................................................10
ADDITIONAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS......................12
FUND MANAGEMENT..............................................................14
THE FUNDS' STRUCTURE.........................................................15
PRICING OF FUND SHARES.......................................................16
HOW TO BUY AND SELL SHARES...................................................16
DIVIDENDS AND OTHER DISTRIBUTIONS............................................20
TAX CONSEQUENCES.............................................................20

--------------------------------------------------------------------------------
ABOUT EACH OF THE FUNDS
--------------------------------------------------------------------------------

This portion of the Prospectus provides a description of each Fund's investment objective, principal investment strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o A more complete description of each of the principal risks is included in the section of the Prospectus "Additional Investment Strategies and Risks of the Funds," which follows the descriptions of all the Funds.

o Additional information concerning each Fund's strategies, investments and risks can also be found in the Statement of Additional Information.

o Investments in the Funds are not deposits of X.com Bank or any other bank or financial institution, and are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Each Fund is subject to investment risks and the possible loss of principal invested.

--------------------------------------------------------------------------------
The S&P 500 IndX Fund
--------------------------------------------------------------------------------

Investment Objective

The S&P 500 IndX Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index.1 The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.


----------------------
1 "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by X.com Asset Management, Inc. for use in connection with the S&P 500 IndX Fund. The S&P 500 IndX Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P 500 IndX Fund.

Principal Strategies

The S&P 500 IndX Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing shares in multiple series (each a "Portfolio"). The S&P 500 Portfolio seeks to provide investment results that correspond (before fees and expenses) to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

Under normal market conditions, the S&P 500 Portfolio will invest at least 90% of its assets in the stocks making up the S&P 500 Index. Over time, the S&P 500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets (before deduction of fees and expenses) and that of the S&P 500 Index. A correlation of 100% would mean the total return of the S&P 500 Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index.

The S&P 500 IndX Fund's ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs, the fees and expenses of the S&P 500 IndX Fund and the S&P 500 Portfolio, changes in the composition of the S&P 500 Index or the assets of the S&P Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the S&P 500 IndX Fund and S&P 500 Portfolio. Because the S&P 500 Portfolio seeks to track the performance of the S&P 500 Index, the S&P 500 Portfolio will not attempt to judge the merits of any particular stock as an investment.

The S&P 500 Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests or to facilitate investment in the stocks in the S&P 500 Index.

The S&P 500 Portfolio may also use derivative instruments in order to: (i) simulate full investment in the S&P 500 Index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the stocks in the S&P 500 Index. Such derivatives include the purchase and sale of futures contracts and options on S&P 500 Index futures contracts. The S&P 500 Portfolio may lend its portfolio securities.

Principal Risks

Market Risk: The value of an investment in the S&P 500 IndX Fund depends to a great extent upon changes in market conditions. Equity securities have greater price volatility than fixed-income securities and the value of the equity securities held by the S&P 500 IndX Fund (through its investments in the S&P 500 Portfolio) will fluctuate as the market price of those securities rise and fall. The performance per share of the S&P 500 IndX Fund will change daily based on many factors, including the volatility of the securities in the S&P 500 Index, national and international economic conditions, and general market conditions.

Index-Fund Risk: The S&P 500 IndX Fund is not actively managed through traditional methods of stock selection and invests (through its investments in the S&P 500 Portfolio) in the stocks included in the S&P 500 Index regardless of their investment merits. Except to a limited extent, the S&P 500 IndX Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the S&P 500 Index.

Derivatives: The S&P 500 IndX Fund's investment (through its investments in the S&P 500 Portfolio) in derivative instruments (e.g., futures and options) can significantly increase its exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with the S&P 500 Index.

In addition, the S&P 500 Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the S&P 500 IndX Fund.

--------------------------------------------------------------------------------
The LB Bond IndX Fund
--------------------------------------------------------------------------------

Investment Objective

The LB Bond IndX Fund seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of the U.S. market for issued and outstanding U.S. government and high-grade corporate bonds as measured by the LB Bond Index.2 The LB Bond Index includes approximately 6,500 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year.

Principal Strategies

The LB Bond IndX Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("LB Bond Portfolio"), a series of MIP. The LB Bond Portfolio seeks to replicate the total return of the LB Bond Index. To do so, the LB Bond Portfolio invests substantially all of its assets in a representative sample of the securities that comprise the LB Bond Index, or securities or other instruments that seek to approximate the performance and investment characteristics of the LB Bond Index. Generally, at least 65% of the LB Bond Portfolio's total assets will be invested in fixed-income securities. Securities are selected for investment by the LB Bond Portfolio based on a number of factors, including, among others, the relative proportion of such securities in the LB Bond Index, credit quality, issuer sector, maturity structure, coupon rates, and callability.

----------------------
2 "Lehman Brothers Government/Corporate Bond Index(R)" is a trademark of Lehman Brothers, Inc. ("Lehman") and has been licensed for use by X.com Asset Management, Inc. in connection with the LB Bond IndX Fund. The LB Bond IndX Fund is not sponsored, endorsed, sold, or promoted by Lehman, and Lehman makes no representation regarding the advisability of investing in the LB Bond IndX Fund.

Under normal market conditions, the LB Bond Portfolio invests at least 90% of its total assets in securities that are believed to represent the investment characteristics of the LB Bond Index. The LB Bond Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets (before deduction of fees and expenses) and that of the LB Bond Index. A correlation of 100% would mean the total return of the LB Bond Portfolio's assets would increase and decrease exactly the same as the LB Bond Index.

The LB Bond IndX Fund's ability to track the performance of the LB Bond Index may be affected by, among other things, transaction costs, the fees and expenses of the LB Bond IndX Fund and the LB Bond Portfolio, the manner in which the total return of the LB Bond Index is calculated, the size of the LB Bond Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the LB Bond IndX Fund and the LB Bond Portfolio. Because the LB Bond Portfolio seeks to track the performance of the LB Bond Index, the LB Bond Portfolio will not attempt to judge the merits of any particular fixed income security included in the LB Bond Index as an investment.

The LB Bond Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests or to facilitate investment in the securities in the LB Bond Index.

The LB Bond Portfolio may also use derivative instruments in order to: (i) stimulate full investment in the LB Bond Index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the securities in the LB Bond Index. Such derivatives include the purchase and sale of interest rate futures contracts and options on interest rate futures contracts, as well as interest rate and index swaps.

Principal Risks

Index Fund Risk: The LB Bond IndX Fund is not actively managed through traditional methods of stock selection and invests (through its investment in the LB Bond Portfolio) in the fixed-income securities included in the LB Bond Index regardless of their investment merit. Except to a limited extent, the LB Bond IndX Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. fixed-income market segment relating to the LB Bond Index.

The investment adviser of the LB Bond Portfolio seeks to replicate the performance of the LB Bond Index by investing in a representative sample of the securities that comprise the LB Bond Index. This representative sample, however, may not match the overall performance of the LB Bond Index.

Derivatives: The Fund's investment (through its investment in the LB Bond Portfolio) in derivative instruments (e.g., futures and options) can significantly increase its exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with the LB Bond Index.

Interest Rate Risk: The debt instruments in which the LB Bond IndX Fund (through its investments in the LB Bond Portfolio) invests are subject to interest rate risk. Interest rate risk is the risk that when interest rates rise the value of the debt instruments in which the LB Bond Portfolio invests will go down. When interest rates fall, the value of the LB Bond Portfolio's investments may rise.

Credit Risk: Credit risk is the risk that issuers of the debt instruments in which the LB Bond IndX Fund (through its investments in the LB Bond Portfolio) may invest may default on the payment of principal and/or interest. The LB Bond IndX Fund could lose money if the issuer of a fixed-income security owned by the LB Bond Portfolio is unable or unwilling to meet its financial obligations by making timely principal and/or interest payments. Investment-grade securities that are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

Market Risk: The market prices of securities held by the LB Bond Portfolio may fall in response to national and international economic or general market conditions.

--------------------------------------------------------------------------------
The Money Market Fund
--------------------------------------------------------------------------------

Investment Objectives/Goals

The Money Market Fund seeks to provide shareholders of the Fund with a high level of current income, while preserving capital and liquidity, by investing in high-quality short-term investments.

Principal Strategies

The Money Market Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Portfolio ("Money Market Portfolio"), a series of MIP, which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio investments include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), and high quality debt obligations such as obligations of domestic and foreign banks, commercial paper, corporate notes and repurchase agreements that represent minimal credit risk.

"High quality" investments are investments rated in the top two rating categories by the requisite NRSRO or, if unrated, determined to be of comparable quality to such rated securities by Barclays Global Fund Advisors ("BGFA"), the investment adviser of the Money Market Portfolio, under guidelines adopted by the Fund's Board of Trustees and the Money Market Portfolio's Board of Trustees. The Money Market Fund may not achieve as high a level of current income as other mutual funds that do not limit their investment to high credit quality instruments.

The Money Market Portfolio may also invest in asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities.

Pursuant to the Investment Company Act of 1940, as amended ("1940 Act"), the Money Market Portfolio must comply with certain investment criteria designed to provide liquidity and reduce risk so as to enable the Money Market Portfolio to maintain a stable net asset value of $1.00 per share.

Principal Risks

Interest Rate Risk: The debt instruments in which the Money Market Fund invests (through its investments in the Money Market Portfolio) are subject to interest rate risk. Interest rate risk is the risk that when interest rates rise the value of the debt instruments in which the Money Market Portfolio invests will go down. Conversely, if interest rates fall, the value of the Money Market Portfolio's investments may rise.

Credit Risk: Credit risk is the risk that issuers of the debt instruments in which the Money Market Fund (through its investments in the Money Market Portfolio) invests may default on the payment of principal and/or interest. The Money Market Fund could be unable to maintain a stable net asset value of $1.00 per share and the Fund could lose money if the issuer of a fixed-income security owned by the Money Market Portfolio is unable or unwilling to meet its financial obligations.

Derivatives:   As  noted  above,  the  Money  Market  Portfolio  may  invest  in asset-backed securities and variable and floating rate obligations, which are considered to be derivative instruments. The value of these instruments are particularly sensitive to changes in interest rate and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

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FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Fees                                                                     Money
(fees paid directly from your investment)              S&P 500        LB Bond        Market
                                                       IndX Fund      IndX Fund      Fund
                                                       ---------      ---------      -------
Maximum Sales Charge (Load) Imposed on
Purchases                                              None           None           None

Maximum Deferred Sales Charge (Load)                   None           None           None
Maximum Sales Charge (Load) Imposed
in Reinvested Dividends and other Distributions        None           None           None

Redemption Fee
(within 120 days of purchase)                          $_____         $_____         $_____

Account Maintenance Fee                                $1.25 per      $1.25 per      None
(for accounts under $10,000)                           quarter+       quarter+

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fees                                        0.07%**        0.10%**        0.12%**

Distribution (12b-1) Fees                              None           None           None

Other Expenses (Administration)                        0.___%         0.___%         0.___%

Total Annual Fund Operating Expenses                   0.___%         0.___%         0.___%

+ The account maintenance fee for an IndX Fund will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

*    The cost reflects the expenses at both the Fund and the Portfolio levels.

** Management fees include a fee equal to 0.05%, 0.08%, and 0.10% of the daily net assets payable at the Portfolio level to the investment adviser for the S&P 500 Portfolio, LB Bond Portfolio, and Money Market Portfolio, respectively. Management fees also include a fee equal to 0.___%, 0.___%, and 0.___% payable by the S&P 500 IndX Fund, LB Bond IndX Fund, and Money Market Fund, respectively, to X.com Asset Management, Inc, the Funds' Adviser.

You should also know that the Funds do not charge investors any account set-up fees, transaction fees or customer service fees. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that:

          o    you invest $10,000 in each Fund;

          o    your investment has a 5% return each year; and

          o    each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           Example                         1 Year*              3 Years*
                                           -------              --------

           S&P 500 IndX Fund

           Assuming Redemption             $_____                $_____

           Assuming No Redemption          $_____                $_____

           LB Bond IndX Fund

           Assuming Redemption             $_____                $_____

           Assuming No Redemption          $_____                $_____


           Money Market Fund

           Assuming Redemption             $_____                $_____

           Assuming No Redemption          $_____                $_____

             *Reflects costs at both the Fund and Portfolio levels.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS
--------------------------------------------------------------------------------

Since the investment characteristics and investment risks of the Funds match those of each Funds' corresponding Portfolio, the following discussion also includes a description of the investment characteristics and risks associated with the investments of the corresponding Portfolios. Each Fund's performance will correspond directly to the performance of the related Portfolio.

As with all mutual funds, there can be no assurance that the Funds will achieve their respective investment objectives. The investment strategies of the Funds are not fundamental and may be changed without approval of Fund shareholders. A Fund may withdraw its investment in a Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. If there is a change in the investment objective and strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

The IndX Funds

The investment adviser of the S&P 500 Portfolio and the LB Bond Portfolio (collectively, the "Index Portfolios") does not actively manage the assets of each Portfolio, but seeks to achieve returns corresponding to the S&P 500 Index and LB Bond Index, respectively. Instead, the Index Portfolios are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index and the LB Bond Index through computerized, quantitative techniques. The Index Portfolios cannot, as a practical matter, own all the securities that make up their respective market indexes in perfect correlation to the indexes. The Index Portfolios seek to track their respective market indexes during down markets as well as during up markets. Consequently, the returns of the Index Portfolios will be directly affected by the volatility of the securities making up their respective market indexes.

The Money Market Fund

The Money Market Fund and Money Market Portfolio emphasize safety of principal and high credit quality. In particular, the investment policies of the Fund and Portfolio prohibit the purchase of many types of floating-rate instruments, commonly referred to as derivatives, that are considered to be potentially volatile. The Money Market Fund (through its investments in the Money Market Portfolio) may only invest in floating-rate securities that bear interest at a rate that resets quarterly or more frequently, and that resets based on changes in standard money market rate indices such as U.S. Government Treasury bills and London Interbank Offered Rate, among others. Floating and variable rate instruments are subject to interest rate and credit risks.

Additional Investment Risks of the Funds

An investment in the Funds is subject to investment risks, including the loss of the principal amount invested. The performance per share of the Funds and Portfolios will change daily based on many factors, including, but not limited to, the quality of the instruments held by each Portfolio, national and international economic conditions and general market conditions.

Derivatives: Derivatives are financial instruments whose values are derived, at least in part, from prices of other securities or specified assets, indices, or rates. The use of derivative instruments is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds, or protect their assets from declining in value. In fact, the use of derivative instruments may result in lower returns if they are timed incorrectly or are executed under adverse market conditions. The IndX Funds could track their respective indexes less closely if the derivatives do not perform as expected. For further information pertaining to the use of derivative instruments used by the Portfolios, please refer to the Statement of Additional Information.

Securities Lending: Each Portfolio in which the Funds invest may lend a portion of their securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Funds' performance could be reduced.

Year 2000: Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their investment adviser, the Funds' other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Funds are computer reliant. The investment adviser, administrator, transfer agent and custodian have informed the Funds that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems. The Funds are also taking measures to obtain assurances that comparable steps are being taken by the Funds' other significant service providers. While there can be no assurance that the Funds' service providers will be Year 2000 compliant, the Funds' service providers expect that their plans to be compliant will be achieved. Each of the Portfolio's investment advisers and principal service providers have also advised the Portfolios that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the Funds' or the Portfolios' service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the companies or entities in which each of the Portfolios invest also could be adversely impacted by the Year 2000 Problem, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

Investment Advisers. Under investment advisory agreements with the Funds, X.com Asset Management, Inc. ("Investment Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Investment Adviser is a wholly owned subsidiary of X.com, Inc. and is located at 394 University Avenue, Palo Alto, CA 94301. The Investment Adviser is newly formed and therefore has no prior experience as an investment adviser.

Subject to general supervision of the X.com Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Investment Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of each of the Portfolios in which each Fund invests. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. For its advisory services, each Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to the following percentage of each Fund's average daily net assets:

                                                           Percentage of
              Fund                                   Average Daily Net Assets
              ----                                   ------------------------
       S&P 500 IndX Fund                                      0.02%
       LB Bond IndX Fund                                      0.02%
       Money Market Fund                                      0.02%

BFGA is the investment adviser for each Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for over $615 billion of assets. BGFA receives a fee from each Portfolio at an annual rate equal to the following percentage of each Portfolio's average daily net assets:

                                                            Percentage of
          Portfolio                                   Average Daily Net Assets
          ---------                                   ------------------------
S&P 500 Portfolio                                              0.05%
LB Bond Portfolio                                              0.08%
Money Market Portfolio                                         0.10%


Each Fund bears a pro rata portion of the investment advisory fees paid by its corresponding Portfolio, as well as certain other fees paid by each Portfolio, such as accounting, legal, and SEC registration fees.

Each Fund's Statement of Additional Information contains detailed information about the Fund's investment adviser, administrator, distributor and other service providers.

                                      - 14

--------------------------------------------------------------------------------
THE FUNDS' STRUCTURE

--------------------------------------------------------------------------------

Each Fund is a separate series of X.com Funds. The S&P 500 IndX Fund, LB Bond IndX Fund, and Money Market Fund seek to achieve their investment objectives by investing all of each Fund's assets in the S&P 500 Portfolio, the LB Bond Portfolio, and the Money Market Portfolio, respectively. The Index Portfolios and Money Market Portfolio are each a series of MIP, a separate open-end investment company with the same investment objective as the corresponding Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the "feeder" fund) invests all of its assets in a second fund (the "master fund"). In addition to selling its shares to the Fund, each corresponding Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds or other accredited investors. The expenses paid by these mutual funds and accredited investors may differ from the expenses paid by a Fund; consequently, the returns received by shareholders of other mutual funds or other accredited investors may differ from those received by shareholders of the Fund.

The X.com Funds Board of Trustees (the "Board") believes that, as other investors invest their assets in the Portfolios, certain economic efficiencies may be realized with respect to each Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Fund (and the other existing interest-holders in its corresponding Portfolio) would be spread across a larger asset base as more funds or other accredited investors invest in the particular Portfolio. However, if a mutual fund or other investor withdraws its investment from a Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in a Portfolio may not be fully achieved or maintained.

Each Fund may be asked to vote on matters concerning the Portfolio. Except as permitted by the SEC, whenever a Fund is requested to vote on a matter pertaining to a Portfolio, that Fund will hold a meeting of its shareholders, and, at the meeting of investors in the Portfolio, will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

Each Fund may withdraw its investments in its corresponding Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Investment Adviser or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Funds' assets in the Portfolios is not a fundamental policy of the Funds and a shareholder vote is not required for a Fund to withdraw its investment from a Portfolio.

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are true no-load funds, which means you may buy or sell shares directly at the net asset value ("NAV") determined after the Distributor receives your request in proper form. If the Distributor receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

Each Fund's investment in its corresponding Portfolio is valued based on the Fund's proportionate interest in the NAV of the Portfolio. A Fund's NAV per share is calculated by taking the value of each Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the Fund's NAV. The NAV for each Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open. Each Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time or if an emergency exists.

Each Portfolio calculates its NAV on the same day and at the same time as its corresponding Fund. Each Portfolio's investments are valued each day the NYSE is open for business. Each Index Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Directors of MIP. Bonds and notes with remaining maturities of 60 days or less are valued at amortized cost. The Money Market Portfolio values its securities at amortized cost to account for any premiums or discounts above or below the face value of the securities it buys. The amortized cost method does not reflect daily fluctuations in market value.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds are designed and built specifically for on-line investors. In order to buy shares of a Fund, you will need to be a customer of X.com Bank and to open an account with the Funds. Each Fund also requires its shareholders to consent to receive all shareholder information about the Fund electronically. Shareholder information includes prospectuses, financial reports, confirmations and statements. Shareholders may also choose to receive other correspondences from X.com Funds or X.com Bank through their e-mail account. X.com Bank will offer its customers a secure e-mail account free of charge.

If a shareholder wishes to rescind his or her consent to receive shareholder information electronically or fails to maintain an e-mail account, the Funds will redeem the shareholder's position in any Fund in which the shareholder has invested. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically or failed to maintain an e-mail account may experience adverse tax consequences. [The Funds' Distributor] reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor.

In order to buy shares, you will need to (1) be a customer of X.com Bank and open an account with the Funds; (2) deposit money in the account; and (3) execute an order to buy shares.

STEP 1: How to Open an Account
------------------------------

To open an account with X.com Bank, you must complete the application available through our Website. You will be subject to general account requirements as described in the customer agreement.

Whether you are investing in a Fund for the first time or adding to an existing investment, each Fund provides you with several methods to buy its shares. Because a Fund's net asset value changes daily, your purchase price will be the next NAV determined after a Fund receives and accepts your purchase order.

On-line. You can access an online application through multiple electronic gateways on the internet, including: [WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO X.com on CompuServe, and with the keyword "X.com" on America Online.] For more information on how to access account information and/or applications electronically, please refer to our online assistant at www.X.com.com available 24 hours a day or call 1-800-___-_____between 5:00 a.m. and 6 p.m. (pacific time), Monday - Friday.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-___-_____ . Complete and sign the application. Make your check or money order payable to [X.com Bank]. Mail to X.com Funds, 394 University Avenue, Palo Alto, CA 94301.

Telephone. Request a new account kit by calling 1-800-___-_____ between 5:00 a.m. and 6 p.m., Monday - Friday (pacific time).

STEP 2: Funding Your Account.
-----------------------------

By check or money order. Make your check or money order payable to [X.com Bank] and mail it to X.com Funds, 394 University Avenue, Palo Alto, CA 94301.

Wire. After your account is opened, X.com Funds will contact you with an account number so that you can immediately wire funds. The Fund will accept wire transfers only from X.com Bank. Send wired funds to:

c/o ____________X.com Funds

ABA  #______________
A/C #______________ for further credit to (your name and account number).

STEP 3: Execute an Order to Buy/Sell Shares
------------------------------------------

Minimum Investment Requirements:

For your initial investment in a Fund                                $_____

To buy additional shares of a Fund                                   $_____

Continuing minimum investment*                                       $_____

To invest in a Fund for your IRA, Roth IRA,
or one-person SEP account                                            $_____

To invest in a Fund for your Education IRA account                   $_____

To invest in a Fund for your UGMA/UTMA account                       $_____

To invest in a Fund for your SIMPLE, SEP-IRA, Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                    $_____

* Your shares may be automatically redeemed if, as a result of selling shares, you no longer meet a Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to purchase more shares to bring your investment up to $_____.

After your account is established you may use any of the methods described below to buy or sell shares. You can only sell shares of the Funds that you own; that means you cannot "short" shares of the Fund.

You can access the money you have invested in a Fund at any time by selling some or all of your shares back to the Fund. Please note that a Fund may assess a $_____ fee on redemptions of Fund shares held for less than ____ days. As soon as [the Distributor] receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line. You can access secure trading pages at www.X.com via the internet at [WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO X.com on CompuServe, with the keyword "X.com" on America Online.] By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy or sell order for shares in a Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your X.com account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically; (2) provide an e-mail address; and (3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

Telephone.

The Funds and their Distributor reserve the right to refuse a telephone purchase or redemption request if either believes that it is advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Funds reasonably believe that such instructions are genuine. Telephone calls may be recorded. The Funds and their transfer agents employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

     1. If you transfer the ownership of your account to another individual or organization.

     2.   When you submit a written redemption for more than $25,000.

     3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

     4. If you add or change your name or add or remove an owner on your account.

     5. If you add or change the beneficiary on your transfer-on-death account.

For  other  registrations, access our Website or  call   _______________ for
instructions.

Redemption Delays. You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The IndX Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the IndX Funds may assess a $____ fee on redemptions of fund shares held for less than 120 days.

Any redemption fees imposed will be paid to the IndX Funds to help offset transaction costs. Each Fund will use the "first-in, first-out" (FIFO) method to determine the ___-day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than ___ days, the fee may be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

Closing your account. If you close your account with X.com Bank, you will be required to redeem your shares in your Fund account.

--------------------------------------------------------------------------------
DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

The IndX Funds intend to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Money Market Fund intends to declare dividends daily and distribute them monthly. The Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date.

--------------------------------------------------------------------------------
TAX CONSEQUENCES
--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. taxpayers. Please see the Funds' Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

Each Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The IndX Funds will distribute substantially all of its income and gains to its shareholders every year. The Money Market Fund will distribute dividends monthly. If a Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from a Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If a Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sold them for, and how long you held them.

Each Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Funds, dated __________, 1999 ("SAI"), contains further information about each Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information including the SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our Website (www.X.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Funds are also available on the SEC's Website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

X.com, Inc.
394 University Avenue
Palo Alto, CA 94301
Toll-Free: (800) ___-____
http://www.X.com



Investment Company Act file No.: 811-_________

                       STATEMENT OF ADDITIONAL INFORMATION

                                   X.com Funds

                             X.com S&P 500 IndX Fund
                              X.com Bond IndX Fund
                             X.com Money Market Fund

                                September 1, 1999

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the X.com S&P 500 IndX Fund (the "S&P 500 IndX Fund"), the X.com Bond IndX Fund (the "LB Bond IndX Fund"; collectively with the S&P 500 IndX Fund, the "IndX Funds"), and the X.com Money Market Fund (the "Money Market Fund"; collectively with the IndX Funds, the "Funds") dated September 1, 1999 (as amended from time to time).

To obtain a copy of the Funds' Prospectus and the Funds' most recent shareholders' report (when issued) free of charge, please access our Website online (www.X.com) via e-mail or our toll-free number at (800) ___-____. Only investors who are customers of X.com Bank and who consent to receive all information about the Funds electronically may invest in any of the Funds.

                                TABLE OF CONTENTS

HISTORY OF THE FUNDS.......................................................1

THE FUNDS..................................................................1

INVESTMENT STRATEGIES AND RISKS............................................2

FUND POLICIES.............................................................13

TRUSTEES AND OFFICERS.....................................................21

INVESTMENT MANAGEMENT.....................................................22

SERVICE PROVIDERS.........................................................23

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION............................25

ORGANIZATION, DIVIDEND AND VOTING RIGHTS..................................27

SHAREHOLDER INFORMATION...................................................28

TAXATION..................................................................29

MASTER PORTFOLIO ORGANIZATION.............................................33

PERFORMANCE INFORMATION...................................................34

FINANCIAL STATEMENTS......................................................39

APPENDIX..................................................................40

HISTORY OF THE FUNDS

Each of the Funds is a diversified series of X.com Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on May __, 1999.

THE FUNDS

Each of the Funds is classified as a diversified open-end, management investment company.

S&P 500 IndX Fund. As its investment objective, the S&P 500 IndX Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return1 of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").1 The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's. The S&P 500 IndX Fund seeks to achieve its objective by investing in S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing shares in multiple series (each a "Portfolio"). The S&P 500 Portfolio seeks to provide investment results that correspond (before fees and expenses) to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

LB Bond IndX Fund. As its investment objective, the LB Bond IndX Fund seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of the U.S. market for issued and outstanding U.S. government and high-grade corporate bonds as measured by the Lehman Brothers

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

[FN]
----------

1 "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc.
         and have been licensed by X.com Asset Management, Inc. for use in connection with the S&P 500 IndX Fund. The S&P 500 IndX Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P 500 IndX Fund.

Government/Corporate Bond Index ("LB Bond Index").2 The LB Bond Index includes approximately 6,500 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year. seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("LB Bond Portfolio"), a series of MIP. The LB Bond Portfolio seeks to replicate the total return of the LB Bond Index. To do so, the LB Bond Portfolio invests substantially all of its assets in a representative sample of the securities that comprise the LB Bond Index, or securities or other instruments that seek to approximate the performance and investment characteristics of the LB Bond Index.

Money Market Fund. As its investment objective, the Money Market Fund seeks to provide shareholders of the Fund with a high level of current income, while preserving capital and liquidity. The Money Market Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Portfolio ("Money Market Portfolio"), a series of MIP, which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio, LB Bond Portfolio and S&P 500 Portfolio are collectively referred to herein as the "Portfolios".

Master Investment Portfolio. MIP is an open-end management investment company organized as a Delaware business trust. The policy of each of the Funds to invest all of its assets in a Portfolio of MIP is not a fundamental policy of any of the Funds and a shareholder vote is not required for any Fund to withdraw its investment from the Portfolio in which it invests.

The investment objective of each of the Funds is fundamental and, therefore, cannot be changed without approval of a majority (as defined in the 1940 Act, as amended) of that Fund's outstanding voting interests.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the investment strategies, policies and risks which pertain to the Portfolios and, accordingly, to the Funds which invest in such Portfolios. These investment strategies and policies may be changed without shareholder approval unless otherwise noted and apply to all of the Portfolios unless otherwise noted.
[FN]

----------

2       "Lehman Brothers  Government/Corporate Bond Index(R)" is a trademark of
         Lehman Brothers, Inc. ("Lehman") and has been licensed for use by X.com Asset Management, Inc. in connection with the LB Bond IndX Fund. The LB Bond IndX Fund is not sponsored, endorsed, sold, or promoted by Lehman, and Lehman makes no representation regarding the advisability of investing in the LB Bond IndX Fund.

Futures Contracts and Options Transactions. The S&P 500 and LB Bond Portfolios may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial statement at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the relevant Portfolio.

Although the S&P 500 and LB Bond Portfolios intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting these Portfolios to substantial losses. If it is not possible, or if a Portfolio determines not to close a futures position in anticipation of adverse price movements, the Portfolio will be required to make daily cash payments on variation margin.

The S&P 500 Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the

Portfolios intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the S&P 500 Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The LB Bond Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The LB Bond Portfolio may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures or price movements in the LB Bond Portfolio's securities which are the subject of the transactions.

Interest-Rate and Index Swaps. The LB Bond Portfolio may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by the LB Bond Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps involve the exchange by the LB Bond Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The LB Bond Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the LB Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the LB Bond Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the LB Bond Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the LB Bond Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the LB Bond Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the LB Bond Portfolio may not receive the net amount of payments that the LB Bond Portfolio contractually is entitled to receive.

The S&P 500 and LB Bond Portfolios' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity

Futures Trading Commission ("CFTC"). In addition, these Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of these Portfolios' assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations and/or published positions of the SEC, the S&P 500 and LB Bond Portfolios may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. The S&P 500 and LB Bond Portfolios may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the respective Portfolio's investment objective and legally permissible for that Portfolio. Before entering into such transactions or making any such investment, the IndX Funds will provide appropriate disclosure in their prospectus.

Forward commitments, when-issued purchases and delayed-delivery transactions. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Portfolios will generally purchase securities with the intention of acquiring them, the Portfolios may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Portfolio's investment advisor.

When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Securities purchased on a when-issued or forward commitment basis may expose the Money Market Portfolio to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. None of the Portfolios currently intend on investing more than 5% of its assets in when-issued securities during the coming year.

Each of the Portfolios will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, that Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. Because the Money Market Portfolio will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Money Market Portfolio's investment portfolio may decrease as the proportion of securities in the Money Market Portfolio's portfolio purchased on a when-issued or forward commitment basis increases.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Money Market Portfolio's net asset value starting on the day the Money Market Portfolio agrees to purchase the securities. When the Money Market Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are not reflected in the Money Market Portfolio's net asset value as long as the commitment remains in effect.

Short-term instruments and temporary investments. Although the Money Market Portfolio will primarily invest in money market instruments, the other
Portfolios may also invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Portfolios may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), banker's acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Portfolio's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and that, in the opinion of the Portfolio's investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Portfolios.

Bank Obligations. The Portfolios may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Money Market Portfolio may invest up to 25% of its assets in foreign obligations.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by an U.S. Government agency or instrumentality.

Commercial Paper and Short-Term Corporate Debt Instruments. In addition to the Money Market Portfolio which will generally invest in these types of instruments, the S&P 500 and LB Bond Portfolios may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Portfolios monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Portfolios also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Portfolios will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The investment adviser to the Portfolios will consider such an event in determining whether a Portfolio should continue to hold the obligation. To the extent a Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Repurchase Agreements. All of the Portfolios may enter into a repurchase agreement wherein the seller of a security to a Portfolio agrees to repurchase that security from the Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each of the Portfolios may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the respective Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Portfolios may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Portfolio's custodian has custody of, and holds in segregated accounts, securities acquired as collateral by each of the Portfolios under a repurchase agreement. Repurchase agreements are considered loans by the Portfolios. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolios limit investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Portfolio's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Floating- and variable- rate obligations. All of the Portfolios may purchase floating-rate and variable-rate obligations as described in the Prospectus. The Portfolios may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The Portfolios may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower.

Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of day's notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known leading rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolios may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which that Portfolio may invest. BGFA, on behalf of the Portfolios, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Portfolios' portfolio. None of the Portfolios will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

Loans of portfolio securities. The S&P 500 and LB Bond Portfolios may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on their portfolios. The value of the loaned securities may not exceed one-third of the respective
Portfolio's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Neither of these Portfolios will enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The S&P 500 and LB Bond Portfolios may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

The Money Market Portfolio may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit which is marked to market daily to ensure that each loan is fully collateralized; (2) the Money Market Portfolio may at any time recall the loan and obtain the return of the securities loaned within five business days;
(3) the Money Market Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Money Market Portfolio. The Money Market Portfolio may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Money Market Portfolio does not currently intend to lend its portfolio securities.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Portfolio may receive as collateral will not become part of the Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Investment company securities. The S&P 500 and LB Bond Portfolios may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of that Portfolio's net assets with respect to any one investment company and (iii) 10% of that Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. These Portfolios may also purchase shares of exchange-listed closed-end funds.

Illiquid securities. To the extent that such investments are consistent with its respective investment objective, the S&P 500 and LB Bond Portfolios may invest up to 15% of the value of their respective net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which that Portfolio cannot exercise a demand feature on not more than seven day's notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Foreign Securities. Since the stocks of some foreign issuers may be included in the S&P 500 Index, the S&P 500 Portfolio's portfolio may contain securities of such foreign issuers, as well as American Depositary Receipts and similar instruments, which may subject the S&P 500 Portfolio to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. Stock Exchange, that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

Obligations of Foreign Governments, Banks and Corporations. The S&P 500 and LB Bond Portfolios may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by their investment advisor to be of comparable quality to the other obligations in which these Portfolios may invest. To the extent that such investments are consistent with its investment objective, each of the S&P 500 and LB Bond Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of these Portfolios' assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each of the S&P 500 and LB Bond Portfolios may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. Government Obligations. The Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Unrated, Downgraded and Below Investment Grade Investments. The Portfolios may purchase instruments that are not rated if, in the opinion of their investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Portfolios. The Money Market Portfolio may purchase such instruments if they are purchased in accordance with the Money Market Portfolio's procedures in accordance with Rule 2a-7 of the 1940 Act. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio provided that when a security ceases to be rated, the Board of Trustees for that Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in that Portfolio's best interests. In no event will such securities exceed 5% of any Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Portfolios are not required to sell downgraded securities, the Portfolios could hold up to 5% of each of their net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Portfolio to achieve its investment objective may, to the extent such Portfolio holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if that Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, a Portfolio may incur additional expenses to seek recovery.

FUND POLICIES

Fundamental Investment Restrictions of the Funds

The following are the Funds' fundamental investment restrictions which, along with the Funds' investment objectives, cannot be changed without shareholder approval which would require a vote of a majority of the outstanding shares of the applicable Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, each of the Funds:

1. may not invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2. may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer;

3.   may not issue senior securities, except as permitted under the 1940 Act;

4. may (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments) (applies to the S&P 500 IndX Fund only). The S&P 500 IndX Fund may also borrow money from other persons to the extent permitted by applicable law;

5. may not borrow money, except to the extent permitted under the 1940 Act, provided that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by a pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). This investment restriction applies only to the LB Bond IndX Fund. For purposes of this investment restriction, the LB Bond IndX Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by that Fund;

6. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;

7. may not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto), or (for the Money Market Fund) obligations of banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations provided, however, that there shall be no such limitations for the LB Bond IndX Fund in any industry in which the LB Bond Index becomes concentrated to the same degree during the same period. The LB Bond IndX Fund will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry;

8. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

9. may not invest in commodities. This restriction shall not prohibit the S&P 500 and LB Bond IndX Funds, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

10. may not lend any funds or other assets, except that the Funds may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the directors of the Funds ((c) is not permitted for the Money Market Fund).

Non-Fundamental Investment Restrictions of the Funds

The following are the Funds' non-fundamental operating restrictions, which may be changed by the Funds' Board of Trustees without shareholder approval.

Unless indicated otherwise below, each of the Funds may not:

     1. The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund' net assets with respect to any one investment company; and
          (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Fund.

     2. Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

PORTFOLIO POLICIES

S&P 500 and LB Bond Portfolios:  Fundamental Investment Restrictions

The S&P 500 and Bond Portfolios are subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of these Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Each of the S&P 500 and Bond Portfolios may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of each Portfolio's total assets;

3.   invest in  commodities,  except that each  Portfolio  may purchase and sell
     (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

5. borrow money, except to the extent permitted under the 1940 Act, provided that the LB Bond Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists), and except that the S&P 500 Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Portfolio;

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each of the S&P 500 and LB Bond Portfolios may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Portfolios' Board of Trustees;

7. act as an underwriter of securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries, except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) in the case of the S&P 500 Stock Master Portfolio, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; and
     (iii) in the case of the LB Bond Portfolio, any industry in which the LB Bond Index becomes concentrated to the same degree during the same period;

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in such Portfolio's Fundamental Investment Restrictions Nos. 3 and 5 and Non-Fundamental Investment Restrictions (2) and (3), may be deemed to give rise to a senior security; and

10. purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes;

S&P 500 and LB Bond Portfolios:  Non-Fundamental Investment Restrictions

The S&P 500 and LB Bond Portfolios are subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of these Portfolios without the approval of the holders of such Portfolio's outstanding securities.

     1. The Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Portfolio's net assets with respect to any one investment company; and (iii) 10% of such Portfolio's net assets in the aggregate. Other investment companies in which the Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Portfolio.

     2. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     3. Each Portfolio may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

Money Market Portfolio:  Fundamental Investment Restrictions

The Money Market Portfolio may not:

1. purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Money Market Portfolio's investments in that industry would be 25% or more of the current value of the Money Market Portfolio's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of banks, to the extent that the U.S. Securities and Exchange Commission ("SEC"), by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations;

2. purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

3. purchase commodities or commodity contracts (including futures contracts), except that the Money Market Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

4. purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

5. purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

6. underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Money Market Portfolio's investment program may be deemed to be an underwriting;

7.   make investments for the purpose of exercising control or management;

8. borrow money or issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except that the Money Market Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings in excess of 5% of its net assets exists);

9. write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Money Market Portfolio may purchase securities with put rights in order to maintain liquidity;

10. purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Money Market Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Money Market Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer; or

11. make loans, except that the Money Market Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

MoneyMarket  Portfolio:   Non-Fundamental  Investment  Restrictions.  The  Money
     Market Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

1. The Money Market Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Money Market Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Money Market Portfolio's net assets with respect to any one investment company; and (iii) 10% of the Money Market Portfolio's net assets in the aggregate. Other investment companies in which the Money Market Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Money Market Portfolio.

2. The Money Market Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

3. The Money Market Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Money Market Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Money Market Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Funds, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


----------------------------- -------------------------------------- ------------------------------------------
Name, Address, and Age        Position(s) Held with the Fund         Principal Occupation(s) During the Past
                                                                     5 Years
----------------------------- -------------------------------------- ------------------------------------------







The Trust pays each non-affiliated Trustee a quarterly fee of $_____ per Board meeting for the Funds. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

Estimated Compensation Table
------------------------------ ----------------------------- -----------------------------
                                                               Total Compensation From
  Name of Person, Position     Aggregate Compensation from     Funds and Trust Paid to
                                        the Funds                     Directors
                                                                Expected to be Paid to
                                                                     Trustees (1)
------------------------------ ----------------------------- -----------------------------

                                            $----                       $-----
                                            $----                       $-----
                                            $----                       $-----

                                     - 21 -

     No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds' expenses. ------------

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending _______________.


Control Persons and Principal Holders of Securities

A shareholder that owns 25% or more of any Funds' voting securities is in control of that Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements, as of _____________, 1999, ___________________ owned
100% of the Funds' outstanding shares. There are no other shareholders holding 25% or more. [Add information re seed capital investor]

INVESTMENT MANAGEMENT

Investment Advisers. Under an investment advisory agreement with the Trust, X.com Asset Management, Inc. ("Investment Adviser") provides investment advisory services to the Funds. The Investment Adviser is a wholly owned subsidiary of X.com, Inc. a Delaware corporation.

Subject to general supervision of the X.com Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Investment Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of each of the Portfolios. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. The Investment Adviser has not previously had responsibility for managing a mutual fund. For its advisory services, the S&P 500 IndX Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.__% of its average daily net assets; the LB Bond IndX Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.__% of its average daily net assets and the Money Market Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.__% of its average daily net assets.

The Portfolio's Investment Adviser. The Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of March 31, 1999, BGFA and its affiliates provided investment advisory services for over $651 billion of assets. Barclays Bank PLC has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Portfolios, BGFA provides investment guidance and policy direction in connection with the management of the Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Portfolios. BGFA receives fees from the S&P 500 Portfolio, the LB Bond Portfolio and the Money Market Portfolio at an annual rate equal to 0.05%, 0.08% and 0.10%, respectively, of the Portfolio's average daily net assets. This advisory fee is an expense of each Portfolio borne proportionately by its interestholders, including each of the respective Funds.

The Advisory Contract for the Portfolios provides that if, in any fiscal year, the total expenses of the S&P 500 or LB Bond Portfolio (excluding taxes, interest, brokerage commissions and extraordinary expenses but including the fees provided for in the Advisory Contract) exceed the most restrictive expense limitation applicable to the applicable Portfolio imposed by the securities laws or regulations of the states having jurisdiction over that Portfolio, BGFA shall waive its fees under the Advisory Contract for the fiscal year to the extent of the excess or reimburse the excess of such Portfolio, but only to the extent of its fees.

BGFA has agreed to provide to each Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Portfolio's investment portfolio.

The Advisory Contract will continue in effect for more than two years for each Portfolio provided the continuance is approved annually (i) by the holders of a majority of the applicable Portfolio's outstanding voting securities or by the applicable Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the applicable Portfolio who are not parties to the Advisory Contract or affiliated of any such party. The Advisory Contract may be terminated on 60 day's written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by a Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

SERVICE PROVIDERS

Principal Underwriter. Under a Distribution Agreement with the Funds ("Distribution Agreement"), _______________ (the "Distributor") acts as underwriter of the Funds' shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds' shares.

The Funds are no-load funds, therefore investors pay no sales charges when buying or selling shares of the Funds. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Funds' shares. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

Administrator of the Fund. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Funds' administrator. As the Funds' administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an agreement with the Fund, IBT receives a fee equal to ______% of the average daily net assets of the Fund.

Administrator   and  Placement   Agent  of  the   Portfolios.   Stephens,   Inc.
("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Portfolios. Under the Co-Administration Agreement between Stephens, BGI and the Portfolios, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Portfolios, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Portfolio's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Portfolios together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Portfolio's trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the advisory contract, Stephens and BGI bear substantially all costs of the Portfolios and the Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the non-affiliated trustees of the Portfolios deem to be an extraordinary expense.

Stephens also acts as the placement agent of each of the Portfolio's shares pursuant to a Placement Agency Agreement (the "Placement Agency Agreement") with the Portfolios.

Custodian and Fund Accounting Services Agent. IBT also serves as custodian of the assets of the Funds and the Portfolios. As a result, IBT has custody of all securities and cash of the Funds and the Portfolios, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Funds and the Portfolios. The custodian has no responsibility for any of the investment policies or decisions of the Funds and the Portfolios. IBT also acts as the Funds' Accounting Services Agent.

Transfer Agent and Dividend Disbursing Agent. BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, acts as transfer agent and dividend disbursing agent for the Funds.

Fund Shareholder Servicing Agent. Under a Shareholder Servicing Agreement with the Distributor, X.com Bank acts as shareholder servicing agent for the Fund. As shareholder servicing agent, X.com Bank provides personal services to the Funds' shareholders and maintains the Funds' shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Funds' shares may be effected, and certain other matters pertaining to the Funds; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; (iv) transmitting shareholder's purchase and redemption orders to the Funds' transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Funds' shares; (viii) provide certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. KPMG Peat Marwick LLP, Three Embarcadero Center, San Francisco, California 94111 acts as independent accountants for the Fund.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Portfolios' Board of Trustees, BGFA as advisor to the Portfolios, is responsible for the Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Portfolios may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for a Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Portfolios such as Stephens, BGFA and their affiliates are prohibited from dealing with the Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the S&P 500 Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Portfolios, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks

                                      - 26
reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Portfolios may transact business offer commission rebates to the Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Funds are diversified series of X.com Funds (the "Trust" or the "Fund"), an open-end investment company, organized as a Delaware business trust on May __, 1999. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Funds represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

SHAREHOLDER INFORMATION

Shares are sold through ____________________.

Pricing of Fund Shares. The net asset value of the S&P 500 and LB Bond IndX Funds will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

Telephone and Internet Redemption Privileges. The Trust employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Trust and the Funds may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

[Retirement Plans. You can find information about the retirement plans offered by ____________________ by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.]

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle

                                      - 32
positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

MASTER PORTFOLIO ORGANIZATION

The Portfolios are series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the one of the Funds is requested to vote on a matter with respect to the Portfolio in which it invests, that Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where a Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the applicable Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

Master/Feeder Structure. Each Fund seeks to achieve its investment objective by investing all of its assets into the corresponding Master Portfolio of MIP. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Directors believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

A Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Directors determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. A Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

PERFORMANCE INFORMATION

The S&P 500 and LB Bond IndX Funds may advertise a variety of types of performance information as more fully described below. All of the Funds' performance is historical and past performance does not guarantee the future performance of the Funds. From time to time, the Investment Adviser may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Funds. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Funds' performance.

Average Annual Total Return. The S&P 500 and LB Bond IndX Funds' average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for these Funds for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of each of the S&P 500 and LB Bond IndX Funds' total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in these Funds' shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value of the Funds on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for each of the S&P 500 and LB Bond IndX Funds will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the applicable Fund over a twelve month period by that Fund's net asset value on the last day of the period. The distribution rate differs from these Funds' yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, these Funds' distribution rate may be substantially different than its yield. Both the Funds' yield and distribution rates will fluctuate.

Yield. The yield for the Funds, including the Money Market Fund, fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is generally a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the particular Fund. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
                  cd

where:

a = dividends and interest  earned during the period;
b = expenses  accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of the IndX Funds include actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the IndX Funds' net investment income.

Current yield for the Money Market Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield for the Money Market Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the same to a power equal to 365 divided by seven, and subtracting one from the result.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. A Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about the Funds, especially those with similar objectives. Sources for fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Funds may compare their performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The historical S&P 500 data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Portfolio Characteristics. In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare a fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  S(xi - xm)2
                                                  -----------
                                                         n-1

Where:     S = "the sum of",

          xi   = each individual return during the time period,
          xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may impact the Funds include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

Master Fund Performance. The Funds intend to disclose historical performance of the Portfolios, including the average annual and cumulative returns restated to reflect the expense ratio of the Funds. This information will be included by amendment. Although the investments of the Portfolios will be reflected in the Funds, the Funds are distinct mutual funds and have different fees, expenses and returns than the Portfolios. Historical performance of substantially similar mutual funds is not indicative of future performance of the Funds.
Portfolio performance will be supplied by the Portfolio.

FINANCIAL STATEMENTS

Since the Funds have not yet commenced operations, there are no financial statements at this time.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

          o    lquidity  ratios are  adequate to meet cash  requirements;
          o    long-term senior debt is rated "A" or better;
          o the issuer has access to at least two additional channels of borrowing;
          o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
          o typically, the issuer's industry is well established and the issuer has a strong position within the industry;
          o    and the  reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

          o    evaluation of the management of the issuer;
          o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
          o evaluation of the issuer's products in relation to competition and customer acceptance;
          o    liquidity;
          o    amount and quality of long-term debt;
          o    trend of earnings over a period of ten years;
          o financial strength of parent company and the relationships which exist with the issuer; and
          o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

          o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
          o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
          o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
          o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
          o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
          o The rating C1 is reserved for income bonds on which no interest is being paid.
          o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

          o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
          o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
           o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
           o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
           o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
           o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
           o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
           o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
           o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

---------------
Palo Alto, CA 94303
Telephone: (650) ___-_____
Toll-Free: (800) ___-____
Internet:         http://www.X.com

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)      Articles of Incorporation

         (i)      Certificate of Trust
         (ii)     Trust Instrument

(b)      By-laws -- 1

(c)      Instruments Defining Rights of Security Holders -- 1

(d)      Investment Advisory Contracts:

         (i)      Form of Investment Advisory Contract -- 1
         (ii)     Form of Sub-Advisory Agreement -- 1

(e)      Underwriting Contracts: -- 1

(f)      Bonus or Profit Sharing Contracts:  Not applicable

(g)      Custodian Agreements -- 1

(h)      Other Material Contracts:

         (i)      Form of Administration Agreement -- 1
         (ii)     Form of Transfer Agency Agreement -- 1

(i)      Opinion of Counsel

(j)      Other Opinions:

(k)      Omitted Financial Statements:  Balance Sheet -- 1

(l)      Initial Capital Agreements  -- 1

(m)      Rule 12b-1 Plan:  Not applicable

(n)      Financial Data Schedules:  Not applicable

(o)      Rule 18f-3 Plan -- 1

(p)      Powers of Attorney and Secretary's Certificate -- 1

1.   To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control With Registrant

     No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

          Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser

     X.Com Asset Management, Inc. (the "Investment Adviser") is a Delaware corporation that offers investment advisory services. The Investment Adviser's offices are located at [Address], Palo Alto, CA 94303. The directors and officers of the Investment Adviser and their business and other connections are as follows:

Directors and Officers of    Title/Status with Investment      Other Business Connections
Investment Adviser           Adviser                           --------------------------
-------------------          -------


-------------------          -------------------               -------------------


-------------------          -------------------               -------------------


-------------------          -------------------               -------------------

Item 27.  Principal Underwriters

(a)      [__________________]  (the  "Distributor")  serves  as  Distributor  of
         Shares of the Trust. The Distributor is [general information regarding Distributor to be provided by amendment].

(b)      The officers and directors of [the Distributor]. are:

Name and Principal       Positions and Offices      Positions and Offices
Business Address*        with Underwriter           with Registrant
-------------------      -------------------        ---------------


-------------------      -------------------        -------------------


-------------------      -------------------        -------------------


-------------------      -------------------        -------------------


*  The business address of all officers of the Distributor is [insert address].

Item 28.  Location of Accounts and Records

     The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at ________________________.


Item 29.  Management Services

          Not applicable

Item 30.  Undertakings:

          Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Palo Alto in the State of California on the 3rd day of June, 1999

                                    X.COM FUNDS
                                    (Registrant)

                                    By:      /s/ Harris A. Fricker
                                             -----------------------------
                                             Name:    Harris A. Fricker
                                             Title:   President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                            Title                    Date



/s/ Harris A. Fricker         Trustee and President           June 3, 1999
--------------------------    (Principal Executive Officer)
Hrris A. Fricker




/s/ See Hon Tung              Treasurer                       June 3, 1999
---------------------------   (Principal Financial and
See Hon Tung                   Accounting Officer)

                                  EXHIBIT LIST




Exhibit No.         Exhibit Name
-----------         ------------

(a)(i)              Certificate of Trust

(a)(ii)             Trust Instrument

(i)                 Opinion of Counsel